Dividends - Additional Information (Detail) $ / shares in Units, $ in Millions					1 Months Ended	12 Months Ended
	Jan. 29, 2019 USD ($)	Jan. 14, 2019 £ / shares shares	May 22, 2017 USD ($)	May 23, 2016 USD ($)	Oct. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	May 08, 2017 £ / shares shares	May 09, 2016 £ / shares shares
Disclosure of dividends paid and proposed [line items]
Final Proposed (not recognised as a liability at 31 December) | $ / shares						$ 0.781	$ 0.710	$ 0.640
Announced return of funds to shareholders by way of special dividend | $			$ 400	$ 1,500	$ 500	$ 0	$ 404	$ 1,500
Special dividend per share | $ / shares					$ 2.621	$ 0.000	$ 2.025	$ 6.329
Share consolidation basis - number of new ordinary shares									45	5
Share consolidation basis - nominal value per share of existing ordinary shares | £ / shares									£ 0.19810	£ 0.18967
Share consolidation basis - number of existing ordinary shares									47	6
Share consolidation basis - nominal value per share of existing ordinary shares | £ / shares									£ 0.18967	£ 0.15805
Share capital consolidation							9,000,000	42,000,000
Proposed dividends [member]
Disclosure of dividends paid and proposed [line items]
Final Proposed (not recognised as a liability at 31 December) | $ / shares						$ 0.781
Final Proposed (not recognised as a liability at 31 December) dividend approval date						May 03, 2019
Final proposed dividend record date						Mar. 29, 2019
Announced return of funds to shareholders by way of special dividend | $	$ 510
Share consolidation basis - number of new ordinary shares		19
Share consolidation basis - nominal value per share of existing ordinary shares | £ / shares		£ 0.2085
Share consolidation basis - number of existing ordinary shares		20
Share consolidation basis - nominal value per share of existing ordinary shares | £ / shares		£ 0.19810
Share capital consolidation		10,000,000